Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities	Accrued Expenses and Other Current Liabilities
Components of accrued expenses and other current liabilities are as follows as of December 31:

	2024	2025	2025
	HK$	HK$	US$
Accrued bonus	2,068,692	828,678	106,469
Accrued commission	75,713	222,126	28,539
Accrued employee benefits	99,512	-	-
Accrued legal and professional fee	-	3,768,987	484,241
Accrued network and data services	146,857	71,839	9,230
Accrued others	130,069	105,709	13,580
Total accrued expenses and other liabilities	2,520,843	4,997,339	642,059